INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2025
Intangible Assets Net
INTANGIBLE ASSETS, NET

NOTE – 11 INTANGIBLE ASSETS, NET

	As of March 31,
	2024	2025
	HKD	HKD

Additions	$-	$10,199,480
Less: transfer to joint operations parties	-	(930,204)
Less: amortization	-	(2,560,667)
Less: disposal	-	(3,601,408)

Intangible assets, net	$-	$3,107,201

The balance represented licenses acquired for upcoming events. For events with co-organizers, relevant licenses will be transfer to joint operations parties as contract costs and then recognized based on the agreed terms of the agreement with joint operations parties over the event period as cost of revenue. Amortization expense for the year ended March 31, 2024 and 2025 were nil and HKD2,560,667, respectively. The intangible assets with amounts of HKD3,107,201 as of March 31, 2025 is represented licenses for an sole exhibition that have not started as of March 31, 2025, and the exhibition period will be complete within one year from the reporting date and presented as current asset.